AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS
May 31, 2023
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 86.5%
Advertising — 0.1%
Dentsu Group, Inc.	1,800	$57,709
Publicis Groupe SA	2,188	162,498
WPP PLC	3,536	37,585
		257,792
Aerospace/Defense — 3.3%
Airbus Group SE	8,777	1,152,644
BAE Systems PLC	431,800	4,990,554
CAE, Inc.*	1,578	32,317
Dassault Aviation SA	263	44,610
Elbit Systems Ltd.	1,156	236,454
Elbit Systems Ltd.	423	87,282
Embraer SA*	45,500	169,864
Hindustan Aeronautics Ltd.	5,437	204,623
IHI Corp.	49,900	1,150,493
MTU Aero Engines AG - ADR	562	64,978
Rheinmetall AG	10,043	2,544,196
Safran SA	580	84,242
Thales SA	23,168	3,229,241
		13,991,498
Agriculture — 0.4%
British American Tobacco PLC - SP ADR	4,420	140,158
Imperial Brands PLC - SP ADR	3,146	66,758
ITC Ltd.	151,883	816,953
Japan Tobacco, Inc.	6,900	150,451
RLX Technology, Inc. - ADR*	23,295	39,835
SLC Agricola SA	49,606	337,138
Wilmar International Ltd.	29,000	83,871
		1,635,164
Airlines — 0.6%
ANA Holdings, Inc.*	1,400	31,054
Copa Holdings SA - Class A	3,799	399,123
Japan Airlines Co. Ltd.	1,500	28,665
Ryanair Holdings PLC - SP ADR*	21,845	2,295,473
		2,754,315
Apparel — 1.5%
Gildan Activewear, Inc.	5,757	156,993
Hermes International	80	163,186
Kering SA - ADR	990	52,846
Kering SA	1,818	972,017
LVMH Moet Hennessy Louis Vuitton SE	4,737	4,141,698
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	350,180
Samsonite International SA*(a)	203,400	516,395
		6,353,315
Audio and Video Equipment Manufacturing — 0.6%
Sony Group Corp.	25,800	2,419,534
Auto Components — 0.0%
Aisin Corp.	1,100	31,564
Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG - SP ADR	3,309	120,381
Mercedes-Benz Group AG	3,623	270,833
Daimler Truck Holding AG*	33,434	1,014,778
Ferrari NV	141	40,360
Ferrari NV	642	184,042
Honda Motor Co. Ltd. - SP ADR	1,291	36,677
Honda Motor Co. Ltd.	26,000	739,823
Hyundai Motor Co.	741	111,503
Iveco Group NV*	1,324	9,947
Li Auto, Inc. - ADR*	1,693	49,182
Mahindra & Mahindra Ltd.	13,291	211,634
Nissan Motor Co. Ltd. - SP ADR	4,601	34,232
Stellantis NV	152,447	2,323,885
Stellantis NV	2,278	34,853
Subaru Corp.	61,100	1,047,998
Suzuki Motor Corp.	800	26,343
Toyota Motor Corp. - SP ADR	1,862	253,474
Toyota Motor Corp. - SP ADR	5,200	70,833
Volkswagen AG	373	56,447
Volkswagen AG - ADR	5,060	76,305
Volvo AB - Class B	3,636	67,199
Xpeng, Inc. - ADR*	3,429	27,021
		6,807,750
Auto Parts & Equipment — 0.4%
Bridgestone Corp.	700	28,458
Cie Generale des Etablissements Michelin SCA	1,852	52,847
Continental AG - SP ADR	9,600	64,032
Denso Corp.	1,000	61,574
Hyundai Mobis Co. Ltd.	322	54,055
KPIT Technologies Ltd.	51,177	656,419
LG Energy Solution Ltd.*	934	420,887
Magna International, Inc.	3,010	145,564
Vitesco Technologies Group AG*	88	5,731
Weichai Power Co. Ltd. - Class H	24,000	32,585
		1,522,152
Banks — 8.9%
Australia & New Zealand Banking Group Ltd.*	7,995	118,922
Banco Bilbao Vizcaya Argentaria SA	163,670	1,076,081
Banco do Brasil SA	282,400	2,494,302
Banco do Brasil SA - SP ADR	11,296	97,823
Banco Santander Brasil SA - ADR	4,999	28,644
Banco Santander SA	37,238	121,658
Bandhan Bank Ltd.*(a)	114,037	368,687
Bank Central Asia Tbk PT	588,200	354,936
Bank Mandiri Persero Tbk PT	3,358,800	1,133,401
Bank Mandiri Persero Tbk PT - ADR	5,112	69,038
Bank Montreal	1,548	129,119
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	24,793
Barclays PLC	126,063	238,080
BDO Unibank, Inc.	54,890	132,999
Bendigo & Adelaide Bank Ltd.	12,614	70,400
BNP Paribas SA	2,636	153,253
BOC Hong Kong Holdings Ltd.	49,500	146,899
CaixaBank SA	65,952	242,396
Canadian Imperial Bank of Commerce	1,858	76,568
China Merchants Bank Co. Ltd. - ADR	554	12,897
China Merchants Bank Co. Ltd. - Class H	35,063	163,048
Commerzbank AG*	165,625	1,675,399
Commonwealth Bank Of Australia	4,503	283,071
Concordia Financial Group Ltd.	11,723	45,321
Credicorp Ltd.	2,052	265,631
DBS Group Holdings Ltd. - SP ADR	2,227	201,944
DBS Group Holdings Ltd.	82,800	1,853,899
Deutsche Bank AG	8,776	88,901
DNB Bank ASA	72,908	1,221,350
FinecoBank Banca Fineco SpA	137,640	1,838,621
FirstRand Ltd.	13,495	41,384
Fukuoka Financial Group, Inc.	3,000	55,604
Grupo Financiero Banorte SAB de CV	132,385	1,063,780
Grupo Financiero Galicia SA - ADR	14,894	176,792
HDFC Bank Ltd.	140,941	2,736,814
HDFC Bank Ltd. - SP ADR	41,066	2,644,650
HSBC Holdings PLC - SP ADR	9,910	364,886
ICICI Bank Ltd. SP ADR	84,666	1,940,545
Industrial & Commercial Bank of China Ltd. - Class H	2,568,000	1,371,416
ING Groep NV	176,383	2,173,233
Intesa Sanpaolo SpA	14,336	33,295
Japan Post Bank Co. Ltd.	3,700	27,623
Macquarie Group Ltd.	745	82,633
Mediobanca Banca di Credito Finanziario SpA	3,974	43,927
Mitsubishi UFJ Financial Group, Inc. - SP ADR	53,334	352,538
National Australia Bank Ltd.	7,689	129,504
National Australia Bank Ltd. - SP ADR	11,208	93,699
National Bank of Greece SA*	57,405	356,186
NatWest Group PLC	405,500	1,313,895
Nedbank Group Ltd. - SP ADR	2,666	29,086
Nordea Bank Abp	82,255	811,963
Nordea Bank Abp	93	916
Oversea-Chinese Banking Corp. Ltd.	9,000	81,586
Royal Bank Canada	3,511	314,164
SCB X PCL - NVDR	68,700	204,162
Shinhan Financial Group Co. Ltd. - ADR	9,162	240,502
Shizuoka Financial Group, Inc.	3,900	28,648
Societe Generale SA	2,392	55,687
Standard Bank Group Ltd.	38,162	293,446
Sumitomo Mitsui Financial Group, Inc. - SP ADR	56,610	456,277
Svenska Handelsbanken AB - Class A	189,068	1,496,885
TCS Group Holding PLC - GDR*‡	3,732	–
The Bank of Nova Scotia	1,685	81,402
The Chiba Bank Ltd.	4,900	30,572
The Toronto-Dominion Bank	4,514	255,492
UBS Group AG	53,990	1,029,338
UniCredit SpA	2,917	56,246
United Overseas Bank Ltd.	126,800	2,619,799
Woori Financial Group, Inc. - SP ADR	4,696	125,947
		37,942,603
Beverages — 1.8%
Anheuser-Busch InBev SA NV - SP ADR	2,592	138,413
Arca Continental SAB de CV	44,300	447,783
Asahi Group Holdings Ltd.	74,100	2,874,312
Carlsberg A/S - Class B	499	75,352
China Resources Beer Holdings Co. Ltd.	102,000	643,882
Coca-Cola Europacific Partners PLC	36,575	2,281,914
Compania Cervecerias Unidas SA - SP ADR	4,167	62,088
Davide Campari-Milano NV	5,538	72,460
Diageo PLC - SP ADR	2,046	343,769
Endeavour Group Ltd.	2,137	8,568
Fomento Economico Mexicano SAB de CV - SP ADR	6,077	611,407
Heineken Holding NV	434	36,936
Kirin Holdings Co. Ltd.	1,800	26,865
Pernod Ricard SA	300	64,986
Suntory Beverage & Food Ltd.	800	29,425
Tsingtao Brewery Co. Ltd. - Class H	6,000	51,657
		7,769,817
Biotechnology — 0.7%
Argenx SE - ADR*	245	95,231
BeiGene Ltd.*	19,200	326,356
CSL Ltd. - SP ADR	1,030	102,959
CSL Ltd. - SP ADR	760	151,359
Genmab A/S*	5,334	2,099,767
Genmab A/S - SP ADR*	2,330	91,359
		2,867,031
Building Materials — 0.4%
Cie de Saint-Gobain	519	28,822
CRH PLC - SP ADR	1,441	68,505
Daikin Industries Ltd. - ADR	820	15,539
Daikin Industries Ltd. - ADR	249	47,250
Geberit AG	202	107,171
Imerys SA	26,669	952,081
James Hardie Industries PLC - CDI*	2,896	71,268
Kingspan Group PLC	554	36,881
Holcim AG	2,013	124,371
Rinnai Corp.	1,200	25,450
Semen Indonesia Persero Tbk PT - ADR	2,421	18,666
Sika AG	437	119,573
		1,615,577
Business Support Services — 0.0%
RB Global Inc	545	28,384
Chemicals — 1.2%
Air Liquide SA	15,592	2,612,486
Air Liquide SA - ADR	1,948	65,297
Arkema SA	328	28,651
Asahi Kasei Corp.	6,000	40,692
BASF SE	2,550	121,273
Chr Hansen Holdings	439	31,946
Croda International PLC	584	44,328
EMS-Chemie Holding AG	143	110,869
FUCHS PETROLUB SE	29,670	937,176
Givaudan SA	27	88,992
Givaudan SA - ADR	600	39,642
ICL Group Ltd.	12,592	69,130
Koninklijke DSM NV‡	785	95,715
LG Chem Ltd.	385	200,650
Nippon Sanso Holdings Corp.	1,500	30,675
Shin-Etsu Chemical Co. Ltd.	3,270	100,671
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	105,644
Solvay SA - Class A	373	39,025
Sumitomo Chemical Co. Ltd.	13,000	38,711
Symrise AG	500	53,546
Umicore SA - ADR	3,052	21,059
		4,876,178
Coal — 0.0%
China Shenhua Energy Co. Ltd. - Class H	39,000	123,291
Commercial Banks — 0.5%
Hana Financial Group, Inc.	17,743	553,492
Sumitomo Mitsui Financial Group, Inc.	41,100	1,667,907
		2,221,399
Commercial Services — 3.0%
Abu Dhabi Ports Co. PJSC*	296,831	530,057
Adecco Group AG	934	27,909
Adyen NV*(a)	1,249	2,045,668
Allfunds Group, PLC	141,996	974,487
Amadeus IT Group SA - ADR*	1,437	103,335
Ashtead Group PLC	46,401	2,833,879
Bidvest Group Ltd.	3,146	37,943
Bureau Veritas SA	1,739	44,193
China Merchants Port Holdings Co. Ltd.	60,000	87,036
Edenred	1,223	78,724
Experian PLC	2,543	89,723
GMO Payment Gateway, Inc.	300	23,659
International Container Terminal Services, Inc.	46,697	162,156
Intertek Group PLC	1,279	66,142
Localiza Rent a Car SA - SP ADR	4,006	48,633
New Oriental Education & Technology Group, Inc. - SP ADR*	2,260	85,134
Recruit Holdings Co. Ltd.	3,292	100,710
RELX PLC	165,322	5,170,395
Rentokil Initial PLC	7,414	58,975
TAL Education Group - ADR*	7,594	41,235
TravelSky Technology Ltd. - Class H	51,000	93,039
Worldline SA*(a)	704	27,441
		12,730,473
Computers — 1.6%
AutoStore Holdings Ltd.*(a)	481,390	1,020,588
Capgemini SE	4,813	839,659
CGI, Inc.*	1,307	135,131
Check Point Software Technologies Ltd.*	254	31,702
CyberArk Software Ltd.*	576	89,125
Infosys Ltd. - SP ADR	12,897	205,836
Lenovo Group Ltd.	588,000	552,755
Nomura Research Institute Ltd.	71,000	1,786,272
NTT Data Corp.	3,100	44,314
Teleperformance	10,714	1,603,178
Wipro Ltd. - ADR	107,343	523,834
WNS Holdings Ltd. - ADR*	1,970	153,069
		6,985,463
Construction & Engineering — 0.0%
Acciona SA	166	26,905
Construction Materials — 0.4%
CRH PLC	34,074	1,616,246
Cosmetics/Personal Care — 0.7%
Beiersdorf AG	432	55,127
Dabur India Ltd.	47,788	320,487
Essity AB - Class B	5,178	137,892
Haleon PLC - ADR	9,632	77,441
Kose Corp.	200	20,046
L'Oreal SA	148	63,366
L'Oreal SA - ADR	3,400	290,462
Proya Cosmetics Co. Ltd. - Class A	48,128	813,414
Shiseido Co. Ltd.	1,200	54,494
Unicharm Corp.	3,287	124,834
Unilever PLC - SP ADR	9,303	464,592
Unilever PLC	6,144	307,382
		2,729,537
Distribution/Wholesale — 2.8%
Azelis Group NV	108,629	2,665,472
Bunzl PLC	136,666	5,350,233
Ferguson PLC	14,722	2,133,692
IMCD NV	11,068	1,668,367
ITOCHU Corp. - ADR	426	28,776
ITOCHU Corp.	3,700	124,905
Mitsubishi Corp.	800	31,984
Mitsui & Co. Ltd.	3,159	99,540
Sendas Distribuidora S/A - ADR	2,775	29,609
		12,132,578
Distributors — 0.2%
Inchcape PLC	67,570	640,785
Diversified Financial Services — 1.5%
Deutsche Boerse AG	18,661	3,227,681
Deutsche Boerse AG - ADR	2,810	48,473
Futu Holdings Ltd. - ADR*	852	31,405
Hong Kong Exchanges & Clearing Ltd.	1,780	65,187
Housing Development Finance Corp. Ltd.	30,845	982,900
Japan Exchange Group, Inc. - ADR	80,100	1,307,984
KB Financial Group, Inc. - ADR	6,431	231,516
London Stock Exchange Group PLC - ADR	2,464	66,430
London Stock Exchange Group PLC	791	84,324
Sanlam Ltd. SP ADR	5,156	27,327
SBI Holdings, Inc.	2,600	48,604
Singapore Exchange Ltd.	6,000	41,145
St James's Place PLC	5,807	80,852
		6,243,828
Electric — 1.3%
Algonquin Power & Utilities Corp.	4,799	40,455
China Resources Power Holdings Co. Ltd.	14,000	32,324
Dubai Electricity & Water Authority PJSC	728,813	492,099
E.ON SE	4,732	57,367
Electricite de France SA‡	2,132	27,347
Elia Group SA/NV	257	31,103
Enel SpA	25,288	159,163
Engie SA - SP ADR	8,968	134,072
Equatorial Energia SA	92,200	511,950
Fortis, Inc.	3,649	153,477
Fortum Oyj	2,493	33,219
Iberdrola SA	11,694	142,805
Iberdrola SA - SP ADR	1,618	79,088
Meridian Energy Ltd.	15,956	50,947
National Grid PLC	5,579	76,863
National Grid PLC - SP ADR	2,605	180,657
Orsted A/S (a)	320	28,156
Power Assets Holdings Ltd.	33,500	180,391
Power Grid Corp. of India Ltd.	252,609	713,383
RWE AG	1,019	42,673
SSE PLC	99,220	2,327,196
SSE PLC - SP ADR	5,415	126,440
Tokyo Electric Power Co. Holdings, Inc.*	7,500	25,899
		5,647,074
Electrical Components & Equipment — 0.3%
ABB Ltd.	4,533	165,578
Delta Electronics, Inc.	91,000	934,476
Legrand SA	942	89,294
Schneider Electric SE	698	120,753
Schneider Electric SE - ADR	4,025	138,661
		1,448,762
Electronics — 0.4%
AAC Technologies Holdings, Inc.	32,000	65,608
BYD Electronic International Co. Ltd.	23,500	68,406
Hirose Electric Co. Ltd.	427	57,805
Hon Hai Precision Industry Co. Ltd.	151,353	523,648
Hoya Corp. - SP ADR	487	60,861
Hoya Corp.	670	83,998
Kyocera Corp.	500	28,365
Murata Manufacturing Co. Ltd. - ADR	5,048	73,751
Murata Manufacturing Co. Ltd.	1,619	94,624
Nidec Corp.	1,000	49,555
Sinbon Electronics Co. Ltd.	37,000	433,093
Unimicron Technology Corp	62,000	362,654
		1,902,368
Energy — 0.5%
Cenovus Energy, Inc.	138,981	2,220,625
Energy Equipment & Services — 0.1%
Tenaris SA	47,957	595,321
Energy-Alternate Sources — 0.0%
Vestas Wind System*	2,480	70,637
Engineering & Construction — 0.6%
Aeroports de Paris*	206	31,398
Airports of Thailand PCL - NVDR*	227,800	462,930
Auckland International Airport Ltd.*	13,450	71,888
Bouygues SA	883	28,331
Cellnex Telecom SA(a)	730	29,584
Ferrovial SA	3,085	95,720
Grupo Aeroportuario del Pacifico SAB de CV - SP ADR	392	69,317
Grupo Aeroportuario del Sureste SAB de CV - SP ADR	471	132,045
Larsen & Toubro Ltd.	25,667	683,117
SPIE SA	24,698	734,410
Vinci SA	317	36,112
Vinci SA - ADR	3,476	98,857
		2,473,709
Entertainment — 0.1%
Aristocrat Leisure Ltd.	1,154	27,871
Evolution AB	336	44,338
Flutter Entertainment PLC*	244	47,922
MultiChoice Group	5,548	27,595
MultiChoice Group Ltd. - ADR	93	470
The Lottery Corp. Ltd.	8,950	28,962
OPAP SA	18,925	323,149
Oriental Land Co. Ltd.	3,065	114,793
		615,100
Environmental Control — 0.0%
China Conch Environment Protection Holdings Ltd.*	21,500	6,349
Food — 2.1%
Aeon Co. Ltd.	5,200	102,844
Ajinomoto Co., Inc.	1,500	58,268
Associated British Foods PLC	1,593	36,228
Barry Callebaut AG	25	50,599
BIM Birlesik Magazalar AS	18,277	124,377
China Mengniu Dairy Co. Ltd.	32,703	127,105
Chocoladefabriken Lindt & Spruengli AG	6	71,900
Cia Brasileira de Distribuicao - SP ADR*	2,775	8,880
Coles Group Ltd.	6,998	81,774
Danone SA	2,502	148,091
Dino Polska SA*(a)	3,143	309,120
Kerry Group PLC - SP ADR	308	30,224
Koninklijke Ahold Delhaize NV	163,961	5,197,956
Koninklijke Ahold Delhaize NV - SP ADR	4,031	127,702
Nestle SA	1,079	127,901
Nestle SA - SP ADR	6,845	812,707
Nisshin Seifun Group, Inc.	2,700	33,877
Seven & i Holdings Co. Ltd. - ADR	3,000	62,580
Seven & i Holdings Co. Ltd.	600	25,117
Tesco PLC	358,625	1,165,321
Yakult Honsha Co. Ltd.	1,400	90,943
		8,793,514
Food Service — 1.1%
Compass Group PLC - SP ADR	7,353	200,811
Compass Group PLC	169,860	4,654,884
		4,855,695
Forest Products & Paper — 0.1%
Mondi PLC	1,879	29,128
Suzano SA - SP ADR	6,573	58,303
Svenska Cellulosa AB SCA - Class B	4,527	60,189
UPM-Kymmene Oyj	1,590	47,798
		195,418
Freight Transportation Arrangement — 0.0%
NIPPON EXPRESS HOLDINGS INC	500	28,035
Gas — 0.0%
ENN Energy Holdings Ltd.	6,000	69,874
Hand/Machine Tools — 0.2%
Alleima AB	657	2,696
Disco Corp.	5,400	785,527
Schindler Holding AG	651	130,960
Techtronic Industries Co. Ltd.	4,500	41,674
		960,857
Health Care Providers & Services — 0.1%
CVS Group PLC	22,478	587,612
Healthcare-Products — 0.6%
Alcon, Inc.	1,673	129,473
Asahi Intecc Co. Ltd.	1,900	36,206
China Medical System Holdings Ltd.	21,000	29,566
Cochlear Ltd.	376	59,507
Coloplast A/S - SP ADR	1,070	13,519
Coloplast A/S - Class B	327	41,263
EssilorLuxottica SA	608	110,111
EssilorLuxottica SA - ADR	144	12,983
Getinge AB - Class B	1,494	34,501
Koninklijke Philips	1,467	27,716
Olympus Corp.	1,400	21,202
Sartorius Stedim Biotech	6,367	1,678,439
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	24,000	35,438
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	7,600	321,968
Smith & Nephew PLC	2,921	43,763
Sonova Holding AG	143	36,726
Terumo Corp.	162	4,928
		2,637,309
Healthcare-Services — 0.4%
Bangkok Dusit Medical - NVDR	387,600	314,235
BioMerieux	307	30,845
Fresenius SE & Co. KGaA	1,091	29,918
Hapvida Participacoes e Investimentos S/A*(a)	298,300	234,016
Lonza Group AG	182	114,151
Lonza Group AG - ADR	370	23,275
Max Healthcare Institute Ltd.*	82,533	547,359
Ramsay Health Care Ltd.	742	27,689
Sonic Healthcare Ltd.	3,345	76,199
Wuxi Biologics Cayman, Inc.*(a)	16,536	84,661
		1,482,348
Holding Companies-Diversification — 0.1%
MELI Kaszek Pioneer Corp. - Class A*	23,189	239,543
Swire Pacific Ltd. - Class A	5,000	33,384
		272,927
Home Builders — 0.0%
Sekisui House Ltd.	4,000	78,067
Home Furnishings — 0.1%
Electrolux AB - Class B	972	12,838
Hoshizaki Corp.	800	28,726
Sony Group Corp. - SP ADR	4,806	450,322
		491,886
Hotels, Restaurants & Leisure — 0.2%
Genting Singapore Ltd.	1,102,100	822,812
Indian Hotels Co. Ltd.	28,341	133,342
		956,154
Household Products/Wares — 0.0%
Reckitt Benckiser Group PLC	4,895	76,803
Independent Power and Renewable Electricity Producers — 0.1%
NTPC Ltd.	253,184	530,964
Industrial Machinery Manufacturing — 0.3%
Applied Materials, Inc.	8,041	1,071,865
Insurance — 4.8%
Admiral Group PLC	57,305	1,659,946
Aegon NV	14,288	62,784
Ageas SA/NV	2,481	99,255
AIA Group Ltd.	12,131	468,014
AIA Group Ltd.	75,600	726,758
Allianz SE	5,112	1,094,729
Allianz SE - SP ADR	6,060	129,563
Aon PLC - Class A	21,949	6,766,657
AXA SA	42,341	1,200,398
Baloise Holding AG	522	80,251
Beazley PLC	27,086	204,015
Cathay Financial Holding Co. Ltd.	24,000	34,527
China Pacific Insurance Group Co. Ltd. - Class H	40,400	102,260
Dai-ichi Life Holdings, Inc.	6,692	114,458
Hannover Rueck SE	421	90,243
Legal & General Group PLC	36,815	104,641
M&G PLC	12,144	30,000
Manulife Financial Corp.	6,860	127,047
MS&AD Insurance Group Holdings, Inc.	900	30,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	295	105,519
New China Life Insurance Co. Ltd. - Class H	45,800	118,461
NN Group NV	3,039	109,639
PICC Property & Casualty Co. Ltd. - Class H	48,000	57,260
Ping An Insurance Group Co. of China Ltd. - Class H	124,000	786,928
Prudential PLC	2,081	27,344
Sampo Oyj - Class A	60,789	2,797,528
Sun Life Financial, Inc.	2,753	133,218
Suncorp Group Ltd.	18,597	160,334
Swiss Re AG	11,757	1,178,606
T&D Holdings, Inc.	5,200	70,610
Tokio Marine Holdings, Inc.	4,200	94,025
Topdanmark AS	33,163	1,723,096
Zurich Insurance Group AG	185	86,614
		20,575,568
Insurance Carriers — 0.5%
Everest Re Group Ltd.	5,810	1,975,516
Internet — 2.9%
Alibaba Group Holding Ltd.*	300,000	2,985,714
Auto Trader Group PLC(a)	5,141	40,347
Delivery Hero SE*(a)	740	27,791
iQIYI, Inc. - ADR*	12,194	49,508
JD.com, Inc. - ADR	13,178	429,603
JOYY, Inc. - ADR	2,046	50,741
Meituan - Class B*(a)	38,493	540,491
MercadoLibre, Inc.*	520	644,280
MonotaRO Co. Ltd.	27,700	384,100
Naspers Ltd. - SP ADR	4,780	144,165
NAVER Corp.	1,223	183,584
PDD Holdings, Inc. -ADR*	2,583	168,721
Prosus NV	2,237	147,429
Rakuten Group, Inc.	5,500	22,681
Sea Ltd. - ADR*	1,601	91,913
SEEK Ltd.	4,272	65,288
Shopify, Inc. - Class A*	2,212	126,504
Tencent Holdings Ltd. - ADR	12,254	484,401
Tencent Holdings Ltd. - ADR	121,430	4,805,512
Tencent Music Entertainment Group - ADR*	18,178	126,155
Trip.com Group Ltd. - ADR*	26,284	830,049
United Internet AG	1,945	28,019
Wix.com Ltd.*	389	29,649
ZOZO, Inc.	1,100	22,391
		12,429,036
Investment Companies — 0.0%
L E Lundbergforetagen AB - Class B	1,867	77,900
Iron/Steel — 0.3%
BlueScope Steel Ltd.	6,357	76,666
Cia Siderurgica Nacional SA - SP ADR	41,580	100,208
Fortescue Metals Group Ltd.	5,658	70,846
Nippon Steel Corp.	8,000	155,755
POSCO Holdings, Inc. -SP ADR	3,580	243,011
Vale SA - SP ADR	42,850	543,338
		1,189,824
IT Services — 0.1%
Cielo SA	529,100	488,082
Leisure Time — 0.0%
Shimano, Inc.	236	36,994
Yamaha Corp.	600	23,735
		60,729
Life Sciences Tools & Services — 0.5%
Eurofins Scientific SE*	29,361	1,940,151
Lodging — 0.4%
Galaxy Entertainment Group Ltd.*	192,000	1,191,273
Huazhu Group Ltd. - ADR*	14,638	536,044
InterContinental Hotels Group PLC	1,515	99,688
		1,827,005
Lumber and Other Construction Materials Merchant Wholesalers — 0.0%
West Fraser Timber Co. Ltd.	404	27,238
Machinery — 0.9%
Aalberts NV	23,707	1,003,404
ANDRITZ AG	19,114	1,027,157
IMI PLC	70,605	1,403,151
Metso Oyj	46,671	511,656
		3,945,368
Machinery-Construction & Mining — 1.6%
Epiroc AB - Class A*	75,651	1,328,812
Hitachi Ltd. - ADR	1,830	210,413
Hitachi Ltd.	901	51,855
Komatsu Ltd.	68,500	1,607,404
Mitsubishi Electric Corp.	69,800	908,555
Mitsubishi Heavy Industries Ltd.	23,400	986,342
Siemens Energy AG*	960	24,420
The Weir Group, PLC	83,539	1,766,695
		6,884,496
Machinery-Diversified — 0.3%
Accelleron Industries AG	226	5,483
Atlas Copco AB - Class A	6,804	99,532
Atlas Copco AB - Class A - SP ADR	6,624	97,340
CNH Industrial NV	6,623	84,771
Haitian International Holdings Ltd.	31,000	70,443
Husqvarna AB - Class B	4,490	33,287
Keyence Corp.	500	242,389
KION Group AG	1,235	43,345
Kubota Corp. - SP ADR	883	60,512
Omron Corp.	500	30,131
SMC Corp.	110	58,975
SMC Corp. - SP ADR	2,280	60,967
Spirax-Sarco Engineering PLC	358	48,798
Sumitomo Heavy Industries Ltd.	2,000	44,402
WEG SA	42,000	314,836
		1,295,211
Management of Companies and Enterprises — 0.1%
America Movil SAB de CV*	25,503	542,194
Media — 1.8%
Future PLC	57,941	522,065
Informa PLC	141,050	1,224,602
Liberty Media Corp-Liberty Formula One - Class C*	5,528	389,171
Pearson PLC - SP ADR	15,198	149,700
Thomson Reuters Corp.	1,419	180,468
Wolters Kluwer NV - SP ADR	46,598	5,322,629
Wolters Kluwer NV - SP ADR	667	76,912
		7,865,547
Metal Fabricate/Hardware — 0.1%
Tenaris SA - ADR	9,983	247,179
Metal Ore Mining — 0.6%
First Quantum Minerals Ltd.	14,955	313,311
Teck Resources Ltd.	57,846	2,258,018
		2,571,329
Metals & Mining — 0.5%
Boliden AB*‡	2,900	3,068
Boliden AB	2,900	88,600
Endeavour Mining PLC	35,666	940,058
Kinross Gold Corp.	186,891	881,107
		1,912,833
Mining — 1.6%
Agnico Eagle Mines Ltd.	1,485	75,408
Antofagasta PLC	8,790	146,258
Barrick Gold Corp.	6,196	104,589
BHP Group Ltd. - SP ADR	4,374	240,133
Cameco Corp.	3,460	96,326
Franco-Nevada Corp.	4,432	644,368
Glencore PLC	411,944	2,106,747
MMC Norilsk Nickel PJSC - ADR*‡	2,034	20
Norsk Hydro ASA	15,202	92,007
Polyus PJSC*‡	1,719	–
Rio Tinto PLC - SP ADR	1,210	71,451
South32 Ltd.	44,192	112,979
Southern Copper Corp.	34,290	2,289,543
Sumitomo Metal Mining Co. Ltd.	2,000	60,635
Teck Resources Ltd.	8,215	320,960
United Tractors Tbk PT	173,700	257,904
Wheaton Precious Metals Corp.	2,998	135,660
Zijin Mining Group Co. Ltd. - Class H	24,000	32,644
		6,787,632
Miscellaneous Manufacturing — 0.7%
Alstom SA	1,445	39,879
Knorr-Bremse AG	679	46,585
Orica Ltd.	5,536	55,012
POSCO Chemical Co. Ltd.	674	177,517
Siemens AG	16,750	2,756,432
Sunny Optical Technology Group Co. Ltd.	1,469	13,828
Toshiba Corp.	96	3,097
		3,092,350
Nonferrous Metal (except Aluminum) Production and Processing — 0.1%
Ferroglobe PLC*	123,962	537,995
Office/Business Equipment — 0.0%
Canon, Inc.	2,700	66,925
FUJIFILM Holdings Corp.	1,800	110,005
		176,930
Oil & Gas — 2.2%
Aker BP ASA	1,947	42,212
BP PLC - SP ADR	1	34
Canadian Natural Resources Ltd.	4,335	233,570
DCC PLC	452	25,901
Equinor ASA	67,375	1,710,184
Equinor ASA - SP ADR	3,137	79,460
Galp Energia SGPS SA	3,396	35,963
Idemitsu Kosan Co. Ltd.	26,300	509,971
Imperial Oil Ltd.	2,792	126,841
Inpex Corp.	6,228	65,440
Neste Oyj	756	28,563
OMV AG	4,843	216,330
PetroChina Co. Ltd.	1,040,000	672,245
Petroleo Brasileiro - SP ADR	10,959	126,467
Petro Rio*	46,400	312,333
Reliance Industries Ltd.	40,303	1,201,629
Repsol SA	7,844	106,305
Santos Ltd.	19,946	94,417
Shell PLC - ADR	60,743	3,401,608
TotalEnergies SE - SP ADR	7,259	408,682
Ultrapar Participacoes SA - SP ADR	10,793	35,725
Woodside Energy Group Ltd.	7,291	161,328
		9,595,208
Oil, Gas & Consumable Fuels — 2.2%
Canadian Natural Resources Ltd.	34,751	1,872,074
MEG Energy Corp.*	69,949	1,056,836
Shell PLC	62,515	1,718,726
Suncor Energy, Inc.	85,404	2,392,570
TotalEnergies SE	44,329	2,501,525
		9,541,731
Other Telecommunications — 0.2%
Nomad Foods Ltd.*	50,734	865,015
Pharmaceuticals — 6.7%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	60,324
AstraZeneca PLC - SP ADR	8,296	606,272
AstraZeneca PLC	47,071	6,855,928
Bayer AG	1,690	94,320
Celltrion, Inc.	242	31,184
Chugai Pharmaceutical Co. Ltd.	70,200	1,889,371
Cipla Ltd.	46,299	533,026
CSPC Pharmaceutical Group Ltd.	23,040	20,073
Daiichi Sankyo Co. Ltd. - SP ADR	876	28,470
Daiichi Sankyo Co. Ltd.	3,548	115,378
Dr. Reddy's Laboratories Ltd. - ADR	6,244	344,606
GSK PLC - SP ADR	3,543	119,045
Merck KGaA	587	102,527
Novartis AG	22,809	2,186,168
Novartis AG - SP ADR	5,833	561,426
Novo Nordisk A/S - Class B	25,680	4,132,709
Novo-Nordisk AS - SP ADR	6,449	1,034,807
Orion Corporation - Class B	672	28,494
Recordati Industria Chimica e Farmaceutica SpA	56,936	2,483,129
Roche Holdings AG	10,794	3,437,985
Roche Holdings AG - SP ADR	13,680	541,591
Sanofi	23,959	2,444,469
Sanofi - ADR	5,762	293,977
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	10,000	27,237
Sinopharm Group Co. Ltd. - Class H	36,400	119,322
Sun Pharmaceutical Industries Ltd.	28,507	336,120
UCB SA	810	70,739
		28,498,697
Pipelines — 0.1%
Enbridge, Inc.	6,937	244,182
TC Energy Corp.	166	6,464
		250,646
Private Equity — 0.2%
3i Group PLC	3,463	84,480
Antin Infrastructure Partners SA	15,382	241,910
Macquarie Korea Infrastructure Fund	35,603	357,459
Partners Group Holding AG	95	85,883
		769,732
Professional Services — 0.0%
SGS SA	740	65,680
Rail Transportation — 0.0%
Canadian Pacific Kansas City Ltd.	1,523	116,053
Real Estate — 0.6%
China Resources Land Ltd.	111,714	418,141
CK Asset Holdings Ltd.	20,500	110,498
Corp. Inmobiliaria Vesta SAB de CV	193,500	612,693
Daito Trust Construction Co. Ltd.	300	28,493
DLF Ltd.	103,806	595,020
Henderson Land Development Co. Ltd.	23,000	72,976
Iguatemi SA	52,600	225,608
KE Holdings, Inc. - ADR*	4,582	65,248
REA Group Ltd.	633	56,547
Sunac Services Holdings Ltd.(a)	619	169
Swire Properties Ltd.	22,200	52,921
The Wharf Holdings Ltd.	14,000	29,393
Wharf Real Estate Investment Co. Ltd.	14,000	69,071
		2,336,778
REITS — 0.1%
CapitaLand Ascendas REIT	23,000	45,904
CapitaLand Integrated Commercial Trust	25,000	36,977
Daiwa House REIT Investment Corp.	15	31,474
Gecina SA	286	29,376
Goodman Group	6,677	85,188
The GPT Group	9,864	26,869
Japan Real Estate Investment Corp.	14	53,223
Japan Metropolitan Fund Invest	76	53,740
Mirvac Group	19,373	28,974
Nippon Prologis REIT, Inc.	13	27,239
Nomura Real Estate Master Fund, Inc.	30	35,265
Scentre Group	14,492	25,538
Segro PLC	2,361	23,468
Stockland	11,630	32,210
United Urban Investment Corp.	51	54,141
		589,586
Retail — 1.7%
Abu Dhabi National Oil Co for Distribution PJSC	287,536	324,099
ANTA Sports Products Ltd.	15,361	157,000
Astra International Tbk PT - ADR	3,615	30,981
Cie Financiere Richemont SA - ADR	12,160	193,101
Fast Retailing Co. Ltd.	441	103,096
Haidilao International Holding Ltd.*(a)	171,000	360,180
Hennes & Mauritz AB - Class B	6,863	85,748
Industria de Diseno Textil SA	2,234	74,740
Jardine Cycle & Carriage Ltd.	4,000	95,612
McDonald's Holdings Co. Japan Ltd.	2,600	106,930
Next PLC	952	75,320
Pan Pacific International Holdings Corp.	1,600	27,272
PriceSmart, Inc.	2,999	217,368
Raia Drogasil SA	67,808	380,921
Restaurant Brands International, Inc.	3,260	237,687
Shanghai M&G Stationery, Inc. - Class A	39,500	236,373
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	79,320
Sundrug Co. Ltd.	24,100	685,533
The Swatch Group AG	3,540	1,055,008
Tsuruha Holdings, Inc.	29,400	2,030,571
USS Co. Ltd.	1,700	27,626
Wal-Mart de Mexico SAB de CV - SP ADR	1,815	68,788
Welcia Holdings Co. Ltd.	4,000	84,480
Wesfarmers Ltd.	2,786	86,257
Yum China Holdings, Inc.	6,952	392,510
Zhongsheng Group Holdings Ltd.	23,000	84,886
		7,301,407
Retail REITs — 0.0%
Unibail-Rodamco-Westfield*	938	43,157
Semiconductor & Semiconductor Equipment — 0.9%
Renesas Electronics Corp.*	230,800	3,735,544
Semiconductor and Other Electronic Component Manufacturing — 0.7%
STMicroelectronics NV	66,371	2,888,906
Semiconductors — 5.9%
ASE Technology Holding Co. Ltd. - ADR	6,033	45,971
ASML Holding NV	2,203	1,593,490
ASML Holding NV - ADR	1,129	816,188
ASPEED Technology, Inc.	6,000	560,142
Hamamatsu Photonics KK	800	40,665
MediaTek, Inc.	10,000	245,736
Rohm Co. Ltd.	40	3,376
Samsung Electronics Co. Ltd.	172,315	9,244,780
SK Hynix, Inc.	13,311	1,085,558
SUMCO Corp.	34	484
Taiwan Semiconductor Manufacturing Co. Ltd.	269,122	4,870,525
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	64,293	6,338,647
Tokyo Electron Ltd.	1,200	163,207
Tokyo Electron Ltd. - ADR	1,572	106,754
United Microelectronics Corp. - SP ADR	36,418	300,813
		25,416,336
Semiconductors & Semiconductor Equipment — 0.1%
BE Semiconductor Industries NV	3,173	350,841
Software — 1.4%
Bilibili, Inc. - SP ADR*	6,322	99,003
BlackBerry Ltd.*	10,732	57,416
Dassault Systemes SE	2,375	104,708
Dassault Systemes SE - ADR	2,450	107,935
Kaspi.KZ JSC - GDR	9,277	743,899
Kingdee International Software Group Co. Ltd.*	41,000	54,505
Kingsoft Corp. Ltd.	21,000	76,345
NetEase, Inc. - ADR	2,660	226,313
NetEase, Inc.	96,100	1,634,550
Nexon Co. Ltd.	2,300	46,874
SAP SE - SP ADR	3,821	498,411
SimCorp A/S	20,641	2,143,374
TeamViewer AG - ADR*	4,442	34,203
		5,827,536
Specialty Retail — 0.7%
JD Sports Fashion PLC	720,173	1,366,365
WH Smith PLC	72,088	1,410,099
		2,776,464
Telecommunications — 2.3%
Accton Technology Corp.	30,000	343,974
BCE, Inc.	5,954	268,525
Bharti Airtel Ltd.	29,660	304,446
Chunghwa Telecom Co. Ltd. - SP ADR	4,171	170,677
Chunghwa Telecom Co. Ltd.	81,000	332,282
Deutsche Telekom AG	1,461	32,413
Deutsche Telekom AG - SP ADR	5,690	126,261
Elisa OYJ	1,238	69,347
GDS Holdings Ltd. - ADR*	5,564	54,305
Hellenic Telecommunications Organization SA	51,909	795,136
Hikari Tsushin, Inc.	200	28,863
HKT Trust & HKT Ltd.	35,000	44,725
KDDI Corp.	184,348	5,683,731
Millicom International Cellular SA - SDR*	116	1,949
MTN Group Ltd.	23,254	143,837
Nice Ltd. - SP ADR*	288	59,311
Nippon Telegraph & Telephone Corp.	3,000	85,232
Nippon Telegraph & Telephone Corp. - ADR	984	27,975
Nokia OYJ - SP ADR	12,708	50,959
Orange SA	4,154	49,612
PLDT, Inc. - SP ADR	4,000	84,560
Rogers Communications, Inc. - Class B	1,628	72,186
Singapore Telecommunications Ltd.	60,600	111,473
SK Telecom Co. Ltd. - SP ADR	1	21
Swisscom AG	251	159,008
Telefonaktiebolaget LM Ericsson - Class B	5,108	26,413
Telefonica Brasil SA	3,865	30,611
Telefonica SA	9,725	41,417
Telekomunikasi Indonesia Persero Tbk PT	977,700	263,965
Telekomunikasi Indonesia Persero Tbk PT - ADR	3,467	94,406
Turkcell Iletisim Hizmetleri AS - ADR	15,018	62,175
Vodafone Group PLC - SP ADR	4,295	40,717
		9,660,512
Textiles, Apparel & Luxury Goods — 0.1%
PRADA SpA	91,200	609,509
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	2,400	56,203
Nintendo Co. Ltd.	700	29,725
Nintendo Co. Ltd. - ADR	5,760	60,883
		146,811
Trading Companies & Distributors — 0.3%
Rexel SA	52,560	1,078,993
Transportation — 0.8%
Canadian National Railway Co.	3,433	387,002
Central Japan Railway Co.	700	85,140
Deutsche Post AG - SP ADR	1,603	72,311
DSV A/S	9,379	1,813,514
DSV A/S - ADR	826	79,849
East Japan Railway Co.	1,500	82,690
Getlink SE	1,582	26,918
Keio Corp.	1,500	52,785
Keisei Electric Railway Co. Ltd.	1,000	38,339
Kintetsu Group Holdings Co. Ltd.	800	26,463
Mitsui OSK Lines Ltd.	9,000	204,680
Odakyu Electric Railway Co. Ltd.	2,200	32,030
Qatar Gas Transport Co. Ltd.	254,080	275,677
SG Holdings Co. Ltd.	3,200	46,946
Tobu Railway Co. Ltd.	2,100	54,935
West Japan Railway Co.	600	25,129
		3,304,408
Travel Arrangement and Reservation Services — 0.7%
Booking Holdings, Inc.*	1,195	2,997,980
Water — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	4,592	47,849
Guangdong Investment Ltd.	30,000	25,565
		73,414
TOTAL COMMON STOCKS
(Cost $341,661,422)		369,683,509
EXCHANGE TRADED FUNDS - 0.4%
Diversified Financial Services — 0.4%
iShares MSCI Saudi Arabia ETF	47,846	1,913,361
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,889,510)		1,913,361
PREFERRED STOCKS - 0.1%
Auto Manufacturers — 0.0%
Porsche Automobil Holding SE 4.757%	851	47,401

Banks — 0.1%
Banco Bradesco SA - ADR 6.193%	44,550	137,214
Bancolombia SA - SP ADR 10.433%	1,414	33,102
		170,316
Cosmetics/Personal Care — 0.0%
LG H&H Co. Ltd. 1.761%	324	55,383
TOTAL PREFERRED STOCKS		273,100
(Cost $352,857)

SHORT-TERM INVESTMENTS - 11.4%
First American Treasury Obligations Fund, 5.02%(b)	48,898,295	48,898,295
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,898,295)		48,898,295
TOTAL INVESTMENTS - 98.4%
(Cost $392,802,084)		420,495,165
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		6,803,176
NET ASSETS - 100.0%		$427,571,441

*	Non-income producing security.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2023, total market value of Rule 144A securities is $5,633,292 and represents 1.32% of net assets.

(b)	The rate shown is as of May 31, 2023.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2023, these securities amounted to $126,150 or 0.00% of net assets.

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Special Drawing Right
SP ADR	Sponsored ADR
The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$369,683,509	$89,814,970	$279,742,389	$126,150
Exchange-Traded Funds	1,913,361	1,913,361	-	–
Preferred Stocks	273,100	170,316	102,784	–
Short-Term Investments	48,898,295	48,898,295	–	–
Total Investments*	$420,768,265	$140,796,942	$279,845,173	$126,150

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.